Vessel in Operations (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 375,977	$ 363,015
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,161,963,971
Cost, Additions	2,628,373
Cost, Transfer	52,945,224
Cost, Disposals	(833,333)
Cost, ending balance	1,216,704,235
Accumulated depreciation, beginning balance	135,737,420
Accumulated depreciation, charge for the period	22,089,165
Accumulated depreciation, disposals for the period	(833,333)
Accumulated depreciation, ending balance	156,993,252
Net book value, ending balance	1,059,710,983	1,026,226,551
Vessels In Operation | Vessel
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,147,878,454
Cost, Additions	350,475
Cost, Transfer	52,295,224
Cost, ending balance	1,200,524,153
Accumulated depreciation, beginning balance	128,760,113
Accumulated depreciation, charge for the period	20,224,725
Accumulated depreciation, ending balance	148,984,838
Net book value, ending balance	1,051,539,315	1,019,118,341
Vessels In Operation | Drydocking
Property, Plant and Equipment [Line Items]
Cost, beginning balance	14,085,517
Cost, Additions	2,277,898
Cost, Transfer	650,000
Cost, Disposals	(833,333)
Cost, ending balance	16,180,082
Accumulated depreciation, beginning balance	6,977,307
Accumulated depreciation, charge for the period	1,864,440
Accumulated depreciation, disposals for the period	(833,333)
Accumulated depreciation, ending balance	8,008,414
Net book value, ending balance	$ 8,171,668	$ 7,108,210